Distribution Date:	06/17/26	JPMDB Commercial Mortgage Securities Trust 2016-C4
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C4

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Brian Baker	(212) 834-3813

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Liat Heller		liat.heller@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	Cytium Investment Management
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46646RAG8	1.536600%	38,299,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46646RAH6	2.882200%	300,000,000.00	84,822,664.64	84,822,664.64	203,729.90	0.00	0.00	85,026,394.54	0.00	0.00%	30.00%
A-3	46646RAJ2	3.141300%	381,323,000.00	381,323,000.00	76,079,404.03	998,208.28	0.00	0.00	77,077,612.31	305,243,595.97	51.35%	30.00%
A-SB	46646RAK9	2.994100%	67,443,000.00	1,334,526.62	1,334,526.62	3,329.76	0.00	0.00	1,337,856.38	0.00	0.00%	30.00%
A-S	46646RAN3	3.384500%	92,761,000.00	92,761,000.00	0.00	261,624.67	0.00	0.00	261,624.67	92,761,000.00	36.57%	21.75%
B	46646RAP8	3.637800%	61,841,000.00	61,841,000.00	0.00	187,470.99	0.00	0.00	187,470.99	61,841,000.00	26.71%	16.25%
C	46646RAQ6	3.216455%	47,786,000.00	47,786,000.00	0.00	128,084.59	0.00	0.00	128,084.59	47,786,000.00	19.09%	12.00%
D	46646RAB9	3.216455%	53,408,000.00	53,408,000.00	0.00	143,153.69	0.00	0.00	143,153.69	53,408,000.00	10.58%	7.25%
E	46646RAC7	3.966455%	22,487,000.00	22,487,000.00	0.00	74,328.06	0.00	0.00	74,328.06	22,487,000.00	7.00%	5.25%
F*	46646RAD5	3.966455%	11,244,000.00	11,244,000.00	0.00	6,085.63	0.00	0.00	6,085.63	11,244,000.00	5.21%	4.25%
NR	46646RAE3	3.966455%	47,786,756.00	32,669,575.07	0.00	0.00	0.00	0.00	0.00	32,669,575.07	0.00%	0.00%
R	46646RAF0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,124,378,756.01	789,676,766.33	162,236,595.29	2,006,015.57	0.00	0.00	164,242,610.86	627,440,171.04

X-A	46646RAL7	0.824467%	879,826,000.00	560,241,191.26	0.00	384,916.90	0.00	0.00	384,916.90	398,004,595.97
X-B	46646RAM5	0.328655%	61,841,000.00	61,841,000.00	0.00	16,936.96	0.00	0.00	16,936.96	61,841,000.00
X-C	46646RAA1	0.750000%	101,194,000.00	101,194,000.00	0.00	63,246.25	0.00	0.00	63,246.25	101,194,000.00
Notional SubTotal			1,042,861,000.00	723,276,191.26	0.00	465,100.11	0.00	0.00	465,100.11	561,039,595.97

Deal Distribution Total					162,236,595.29	2,471,115.68	0.00	0.00	164,707,710.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46646RAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46646RAH6	282.74221547	282.74221547	0.67909967	0.00000000	0.00000000	0.00000000	0.00000000	283.42131513	0.00000000
A-3	46646RAJ2	1,000.00000000	199.51433307	2.61774999	0.00000000	0.00000000	0.00000000	0.00000000	202.13208306	800.48566693
A-SB	46646RAK9	19.78747416	19.78747416	0.04937147	0.00000000	0.00000000	0.00000000	0.00000000	19.83684563	0.00000000
A-S	46646RAN3	1,000.00000000	0.00000000	2.82041666	0.00000000	0.00000000	0.00000000	0.00000000	2.82041666	1,000.00000000
B	46646RAP8	1,000.00000000	0.00000000	3.03149998	0.00000000	0.00000000	0.00000000	0.00000000	3.03149998	1,000.00000000
C	46646RAQ6	1,000.00000000	0.00000000	2.68037898	0.00000000	0.00000000	0.00000000	0.00000000	2.68037898	1,000.00000000
D	46646RAB9	1,000.00000000	0.00000000	2.68037916	0.00000000	0.00000000	0.00000000	0.00000000	2.68037916	1,000.00000000
E	46646RAC7	1,000.00000000	0.00000000	3.30537911	0.00000000	0.00000000	0.00000000	0.00000000	3.30537911	1,000.00000000
F	46646RAD5	1,000.00000000	0.00000000	0.54123355	2.76414532	31.08072127	0.00000000	0.00000000	0.54123355	1,000.00000000
NR	46646RAE3	683.65333420	0.00000000	0.00000000	2.25973343	49.46181406	0.00000000	0.00000000	0.00000000	683.65333420
R	46646RAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46646RAL7	636.76362288	0.00000000	0.43749207	0.00000000	0.00000000	0.00000000	0.00000000	0.43749207	452.36739534
X-B	46646RAM5	1,000.00000000	0.00000000	0.27387914	0.00000000	0.00000000	0.00000000	0.00000000	0.27387914	1,000.00000000
X-C	46646RAA1	1,000.00000000	0.00000000	0.62500000	0.00000000	0.00000000	0.00000000	0.00000000	0.62500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/26 - 05/30/26	30	0.00	203,729.90	0.00	203,729.90	0.00	0.00	0.00	203,729.90	0.00
A-3	05/01/26 - 05/30/26	30	0.00	998,208.28	0.00	998,208.28	0.00	0.00	0.00	998,208.28	0.00
A-SB	05/01/26 - 05/30/26	30	0.00	3,329.76	0.00	3,329.76	0.00	0.00	0.00	3,329.76	0.00
X-A	05/01/26 - 05/30/26	30	0.00	384,916.90	0.00	384,916.90	0.00	0.00	0.00	384,916.90	0.00
X-B	05/01/26 - 05/30/26	30	0.00	16,936.96	0.00	16,936.96	0.00	0.00	0.00	16,936.96	0.00
X-C	05/01/26 - 05/30/26	30	0.00	63,246.25	0.00	63,246.25	0.00	0.00	0.00	63,246.25	0.00
A-S	05/01/26 - 05/30/26	30	0.00	261,624.67	0.00	261,624.67	0.00	0.00	0.00	261,624.67	0.00
B	05/01/26 - 05/30/26	30	0.00	187,470.99	0.00	187,470.99	0.00	0.00	0.00	187,470.99	0.00
C	05/01/26 - 05/30/26	30	0.00	128,084.59	0.00	128,084.59	0.00	0.00	0.00	128,084.59	0.00
D	05/01/26 - 05/30/26	30	0.00	143,153.69	0.00	143,153.69	0.00	0.00	0.00	143,153.69	0.00
E	05/01/26 - 05/30/26	30	0.00	74,328.06	0.00	74,328.06	0.00	0.00	0.00	74,328.06	0.00
F	05/01/26 - 05/30/26	30	317,342.64	37,165.68	0.00	37,165.68	31,080.05	0.00	0.00	6,085.63	349,471.63
NR	05/01/26 - 05/30/26	30	2,248,203.15	107,985.33	0.00	107,985.33	107,985.33	0.00	0.00	0.00	2,363,619.64
Totals			2,565,545.79	2,610,181.06	0.00	2,610,181.06	139,065.38	0.00	0.00	2,471,115.68	2,713,091.27

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	164,707,710.97
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,620,127.27	Master Servicing Fee	4,375.70
Interest Reductions due to Nonrecoverability Determination	(68,766.12)	Certificate Administrator Fee	3,382.00
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	340.00
ARD Interest	0.00	Operating Advisor Fee	1,177.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	304.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,551,361.15	Total Fees	9,870.24

Principal		Expenses/Reimbursements
Scheduled Principal	72,175,056.62	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	45,967.72
Principal Prepayments	90,061,538.67	Special Servicing Fees (Monthly)	24,407.52
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	162,236,595.29	Total Expenses/Reimbursements	70,375.24

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,471,115.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	162,236,595.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	164,707,710.97
Total Funds Collected	164,787,956.44	Total Funds Distributed	164,787,956.45

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	789,676,766.33	789,676,766.33	Beginning Certificate Balance	789,676,766.33
(-) Scheduled Principal Collections	72,175,056.62	72,175,056.62	(-) Principal Distributions	162,236,595.29
(-) Unscheduled Principal Collections	90,061,538.67	90,061,538.67	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	627,440,171.04	627,440,171.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	790,462,472.95	790,462,472.95	Ending Certificate Balance	627,440,171.04
Ending Actual Collateral Balance	628,272,086.58	628,272,086.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,162,556.04	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,162,556.04	0.00	Net WAC Rate	3.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	25,030,081.46	3.99%	2	4.2840	NAP	Defeased	2	25,030,081.46	3.99%	2	4.2840	NAP
	9,999,999 or less	2	10,449,258.70	1.67%	3	4.2056	3.262539	1.24 or less	7	173,276,771.86	27.62%	3	4.1167	0.626641
10,000,000 to 19,999,999		6	96,067,722.37	15.31%	3	4.3005	0.867317	1.25 to 1.74	7	247,415,333.42	39.43%	4	3.9683	1.558759
20,000,000 to 24,999,999		1	22,528,239.70	3.59%	4	4.2000	1.228800	1.75 to 2.24	2	88,666,295.63	14.13%	5	3.7761	2.103386
25,000,000 to 49,999,999		10	361,308,543.58	57.58%	4	3.9495	1.591532	2.25 to 2.74	2	67,602,095.71	10.77%	7	3.7843	2.445408
	50,000,000 or greater	2	112,056,325.23	17.86%	5	3.6706	1.927689	2.75 or greater	3	25,449,592.96	4.06%	4	4.0962	3.539599
	Totals	23	627,440,171.04	100.00%	4	3.9801	1.560499	Totals	23	627,440,171.04	100.00%	4	3.9801	1.560499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	25,030,081.46	3.99%	2	4.2840	NAP
							Defeased	2	25,030,081.46	3.99%	2	4.2840	NAP
California	6	201,111,907.92	32.05%	4	3.7392	1.423751
							Industrial	1	15,625,676.50	2.49%	0	5.1280	1.400000
Florida	1	15,339,899.95	2.44%	5	4.9200	0.522700
							Lodging	3	53,486,429.48	8.52%	5	4.7114	0.871149
Georgia	2	33,605,464.30	5.36%	5	4.2521	1.898698
							Mixed Use	1	23,529,000.00	3.75%	2	3.3940	(0.810100)
Indiana	2	76,426,278.66	12.18%	3	4.0678	1.992199
							Multi-Family	1	28,666,295.63	4.57%	5	4.1720	1.994100
Massachusetts	1	15,000,334.26	2.39%	5	4.0200	3.732600
							Office	10	334,670,370.35	53.34%	4	3.8743	1.634529
New York	1	45,000,000.00	7.17%	4	3.5000	1.382400
							Retail	7	146,432,317.62	23.34%	4	3.8367	1.773022
North Carolina	2	54,307,085.64	8.66%	4	3.8064	1.651738
							Totals	25	627,440,171.04	100.00%	4	3.9801	1.560499
Ohio	1	5,347,092.00	0.85%	4	4.9800	2.864200

Pennsylvania	1	22,528,239.70	3.59%	4	4.2000	1.228800

South Carolina	1	2,125,718.16	0.34%	5	4.7170	1.345000

Tennessee	3	83,063,050.17	13.24%	4	4.3561	1.298397

Wisconsin	2	48,555,018.83	7.74%	4	3.9365	0.848728

Totals	25	627,440,171.04	100.00%	4	3.9801	1.560499

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	25,030,081.46	3.99%	2	4.2840	NAP	Defeased	2	25,030,081.46	3.99%	2	4.2840	NAP
	3.99999% or less	10	340,423,854.14	54.26%	5	3.6510	1.505997	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	6	181,026,376.77	28.85%	3	4.1934	1.872962	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	4	65,334,182.17	10.41%	5	4.7124	0.957078	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	1	15,625,676.50	2.49%	0	5.1280	1.400000	37 months to 60 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	23	627,440,171.04	100.00%	4	3.9801	1.560499	61 months or greater	21	602,410,089.58	96.01%	4	3.9674	1.553989
								Totals	23	627,440,171.04	100.00%	4	3.9801	1.560499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	25,030,081.46	3.99%	2	4.2840	NAP	Defeased	2	25,030,081.46	3.99%	2	4.2840	NAP
	120 months or less	21	602,410,089.58	96.01%	4	3.9674	1.553989	Interest Only	6	195,629,000.00	31.18%	3	3.7682	1.597052
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	15	406,781,089.58	64.83%	5	4.0632	1.533279
	Totals	23	627,440,171.04	100.00%	4	3.9801	1.560499	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	23	627,440,171.04	100.00%	4	3.9801	1.560499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	25,030,081.46	3.99%	2	4.2840	NAP			No outstanding loans in this group
Underwriter's Information		1	5,102,166.70	0.81%	2	3.3940	3.680000
	12 months or less	18	556,352,849.88	88.67%	4	3.9823	1.625960
	13 months to 24 months	2	40,955,073.00	6.53%	3	3.8374	0.311442
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	23	627,440,171.04	100.00%	4	3.9801	1.560499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	656120549	OF	New York	NY	Actual/360	2.983%	102,759.26	40,000,000.00	0.00	N/A	08/06/26	--	40,000,000.00	0.00	06/06/26
2A	656120550				Actual/360	2.983%	51,379.63	20,000,000.00	0.00	N/A	08/06/26	--	20,000,000.00	0.00	06/06/26
2B	656120551				Actual/360	2.983%	51,379.63	20,000,000.00	0.00	N/A	08/06/26	--	20,000,000.00	0.00	06/06/26
3	306871003	MU	Seattle	WA	Actual/360	3.524%	197,246.11	65,000,000.00	0.00	N/A	06/06/26	--	65,000,000.00	0.00	06/06/26
4	306871004	RT	Fresno	CA	Actual/360	3.587%	185,328.33	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	06/01/26
5	306871005	RT	Matthews	NC	Actual/360	3.767%	169,214.93	109,233.53	0.00	N/A	10/01/26	--	52,165,558.76	52,056,325.23	06/01/26
6	306871006	OF	Indianapolis	IN	Actual/360	3.874%	155,289.34	118,652.46	0.00	N/A	09/01/26	--	46,544,931.12	46,426,278.66	06/01/26
7	306871007	OF	Nashville	TN	Actual/360	4.190%	172,476.77	71,740.08	0.00	N/A	10/01/26	--	47,803,247.26	47,731,507.18	06/01/26
8	306871008	OF	New York	NY	Actual/360	3.500%	135,625.00	0.00	0.00	N/A	10/06/26	--	45,000,000.00	45,000,000.00	06/06/26
9	306871009	OF	Sunnyvale	CA	Actual/360	3.319%	107,771.90	101,811.47	0.00	N/A	04/01/27	--	37,703,907.18	37,602,095.71	06/01/26
12	656120582	LO	Memphis	TN	Actual/360	4.570%	129,369.93	74,971.28	0.00	N/A	11/06/26	--	32,874,408.81	32,799,437.53	06/06/26
13	306871013	OF	Oakland	CA	Actual/360	4.140%	132,261.50	0.00	0.00	N/A	07/01/26	--	37,100,000.00	37,100,000.00	06/01/26
14	306871014	MF	Statesboro	GA	Actual/360	4.172%	103,201.07	60,072.68	0.00	N/A	11/01/26	--	28,726,368.31	28,666,295.63	06/01/26
15	656120562	OF	La Crosse	WI	Actual/360	3.910%	96,923.25	58,916.37	0.00	N/A	10/06/26	--	28,786,709.53	28,727,793.16	06/06/26
16	306871016	OF	Indianapolis	IN	Actual/360	4.367%	112,811.58	0.00	0.00	N/A	09/01/26	--	30,000,000.00	30,000,000.00	06/01/26
17	656120563	OF	Long Beach	CA	Actual/360	3.610%	84,886.26	51,675.98	0.00	N/A	10/06/26	--	27,306,811.69	27,255,135.71	06/06/26
19	656120567	RT	Philadelphia	PA	Actual/360	4.200%	81,660.79	50,779.73	0.00	N/A	10/06/26	--	22,579,019.43	22,528,239.70	06/06/26
21	656120565	OF	Pewaukee	WI	Actual/360	3.975%	68,025.11	46,208.92	0.00	N/A	10/06/26	--	19,873,434.59	19,827,225.67	12/06/24
22	656120535	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	18,426,833.30	18,426,833.30	09/01/23
22A	656120541				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	5,102,166.70	5,102,166.70	09/01/23
23	656120564	OF	West Valley City	UT	Actual/360	4.040%	60,875.55	35,069.30	0.00	N/A	07/06/26	--	17,498,561.63	17,463,492.33	06/06/26
24	656120587	LO	Miami Beach	FL	Actual/360	4.920%	65,131.03	33,278.43	0.00	N/A	11/06/26	--	15,373,178.38	15,339,899.95	06/06/26
25	407004614	IN	San Diego	CA	Actual/360	5.128%	69,127.19	28,913.69	0.00	N/A	06/06/26	--	15,654,590.19	15,625,676.50	06/06/26
26	656120570	OF	Cambridge	MA	Actual/360	4.020%	52,037.59	32,190.56	0.00	N/A	11/06/26	--	15,032,524.82	15,000,334.26	06/06/26
28	306871028	RT	Various	Various	Actual/360	4.717%	48,223.56	24,528.85	0.00	N/A	11/01/26	--	11,872,281.54	11,847,752.69	06/01/26
29	656120561	OF	West Palm Beach	FL	Actual/360	4.640%	40,293.56	10,084,594.74	0.00	N/A	09/06/26	--	10,084,594.74	0.00	06/06/26
30	306871030	LO	Albany	GA	Actual/360	4.847%	31,689.50	25,881.56	0.00	N/A	11/01/26	08/03/26	7,592,470.69	7,566,589.13	06/01/26
33	306871033	MF	Houston	TX	Actual/360	4.370%	23,393.07	6,216,509.17	0.00	N/A	09/06/26	06/06/26	6,216,509.17	0.00	06/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
35	306871035	LO	Mentor	OH	Actual/360	4.980%	22,979.71	11,566.49	0.00 N/A	10/01/26	--	5,358,658.49	5,347,092.00	06/01/26
Totals							2,551,361.15	162,236,595.29	0.00			789,676,766.33	627,440,171.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	84,561,750.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	26,472,105.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,116,774.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,200,484.63	1,562,884.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,312,434.88	1,340,229.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,703,883.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	33,758,942.48	8,545,552.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,327,679.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	4,300,914.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,973,998.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,030,750.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	14,228,975.00	14,510,995.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,152,851.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	532,638.33	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	53,350.80	0.00	--	--	09/11/25	13,446,315.37	713,251.00	68,024.84	1,387,389.26	0.00	0.00
22	(3,303,698.00)	(11,442,169.00)	01/01/24	09/30/24	12/14/25	14,534,139.96	202,566.36	0.00	0.00	0.00	0.00
22A	0.00	0.00	--	--	11/12/25	4,024,327.12	56,088.18	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	696,630.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,756,013.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,960,000.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,263,885.27	299,016.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	1,474,206.93	1,384,638.74	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	199,741,019.97	21,034,700.05				32,004,782.45	971,905.54	68,024.84	1,387,389.26	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	656120549	40,000,000.00	Payoff Prior to Maturity	0.00	0.00
2A	656120550	20,000,000.00	Payoff Prior to Maturity	0.00	0.00
2B	656120551	20,000,000.00	Payoff Prior to Maturity	0.00	0.00
29	656120561	10,061,538.67	Payoff Prior to Maturity	0.00	0.00
Totals		90,061,538.67		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	0	0.00	0	0.00	3	43,356,225.67	0	0.00	3	43,356,225.67	0	0.00	0	0.00	4	90,061,538.67	3.980052%	3.919601%	4
05/15/26	0	0.00	0	0.00	3	43,402,434.59	1	19,873,434.59	2	23,529,000.00	0	0.00	0	0.00	3	88,416,257.98	3.853132%	3.802611%	5
04/17/26	0	0.00	0	0.00	3	43,450,678.06	1	19,921,678.06	2	23,529,000.00	0	0.00	0	0.00	0	0.00	3.781072%	3.734489%	5
03/17/26	0	0.00	0	0.00	3	43,496,564.78	1	19,967,564.78	2	23,529,000.00	0	0.00	0	0.00	0	0.00	3.781434%	3.734850%	6
02/18/26	0	0.00	0	0.00	3	43,548,903.94	1	20,019,903.94	2	23,529,000.00	0	0.00	0	0.00	0	0.00	3.781859%	3.744535%	7
01/16/26	0	0.00	0	0.00	3	43,594,455.59	1	20,065,455.59	2	23,529,000.00	0	0.00	0	0.00	0	0.00	3.782216%	3.744901%	8
12/17/25	0	0.00	0	0.00	3	43,639,851.85	1	20,110,851.85	2	23,529,000.00	0	0.00	0	0.00	0	0.00	3.782570%	3.745264%	9
11/18/25	0	0.00	0	0.00	3	43,687,311.47	3	43,687,311.47	0	0.00	0	0.00	0	0.00	0	0.00	3.782944%	3.745648%	10
10/20/25	0	0.00	0	0.00	3	43,732,390.98	3	43,732,390.98	0	0.00	0	0.00	0	0.00	0	0.00	3.783294%	3.746007%	11
09/17/25	0	0.00	0	0.00	3	43,779,545.08	3	43,779,545.08	0	0.00	0	0.00	0	0.00	0	0.00	3.783663%	3.746386%	12
08/15/25	0	0.00	0	0.00	3	43,824,309.96	3	43,824,309.96	0	0.00	0	0.00	0	0.00	1	37,609,688.70	3.784009%	3.746741%	13
07/17/25	0	0.00	0	0.00	3	43,868,922.13	2	23,529,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.801037%	3.764707%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	656120565	12/06/24	17	6	68,024.84	1,387,389.26	9,428.71	20,659,140.67	05/09/23	7			03/25/26
22	656120535	09/01/23	32	6	0.00	0.00	0.00	18,426,833.30	06/21/23	7			11/12/25
22A	656120541	09/01/23	32	6	0.00	0.00	0.00	5,102,166.70	06/21/23	0			11/12/25
Totals					68,024.84	1,387,389.26	9,428.71	44,188,140.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		15,625,677	15,625,677	0		0
0 - 6 Months		574,212,399	530,856,173	0		43,356,226
7 - 12 Months		37,602,096	37,602,096	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-26	627,440,171	584,083,945	0	0	5,102,167	38,254,059
May-26	789,676,766	746,274,332	0	0	5,102,167	38,300,268
Apr-26	891,765,572	848,314,894	0	0	5,102,167	38,348,511
Mar-26	892,776,710	849,280,145	0	0	5,102,167	38,394,398
Feb-26	893,953,215	850,404,311	0	0	5,102,167	38,446,737
Jan-26	894,956,558	851,362,103	0	0	5,102,167	38,492,289
Dec-25	895,956,330	852,316,478	0	0	5,102,167	38,537,685
Nov-25	897,009,215	853,321,903	0	0	5,102,167	38,585,145
Oct-25	898,001,676	854,269,285	0	0	5,102,167	38,630,224
Sep-25	899,047,512	855,267,967	0	0	5,102,167	38,677,378
Aug-25	900,032,715	856,208,405	0	0	5,102,167	38,722,143
Jul-25	938,693,996	894,825,073	0	0	25,442,089	18,426,833
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	656120582	32,799,437.53	32,799,437.53	64,700,000.00	06/17/16	1,739,127.49	0.70920	12/31/25	11/06/26	244
13	306871013	37,100,000.00	37,100,000.00	212,000,000.00	06/22/16	3,113,595.75	1.01850	09/30/25	07/01/26	I/O
21	656120565	19,827,225.67	20,659,140.67	8,400,000.00	12/02/25	(246,960.20)	(0.18010)	12/31/25	10/06/26	244
22	656120535	18,426,833.30	18,426,833.30	195,000,000.00	07/03/25	(11,639,380.00)	(0.81010)	09/30/24	08/01/26	I/O
22A	656120541	5,102,166.70	5,102,166.70	290,000,000.00	12/05/23	56,554,190.00	3.68000	03/31/16	08/01/26	I/O
Totals		113,255,663.20	114,087,578.20	770,100,000.00		49,520,573.04

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	656120582	LO	TN	03/03/26	13

Lender and borrower parties have executed a pre-negotiation letter and are actively engaged in loan restructure discussions. Borrower is currently considering special servicer's response to its proposal and a response is pending.

13	306871013	OF	CA	10/29/24	1

Loan transferred to Special Servicing effective 10/29/2024 due to imminent monetary default. The subject is a 28-story, Class A office building located in Oakland, CA. The property is comprised of 528,158 SF and is 55% occupied as of the

	January 20 26 rent roll. Asset Manager involved in discussions with the Borrower over a potential loan modification.

21	656120565	OF	WI	05/09/23	7
	The foreclosure sale occurred on 3/25/26, and the Lender was the successful bidder at the sheriff’s sale. Court confirmation of the sale hearing 5/15/2026. Awaiting recorded deed.

22	656120535	MU	CA	06/21/23	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

22A	656120541	Various	Various	06/21/23	0
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	656120582	37,609,987.00	4.57000%	37,609,987.00	4.57000%	10	06/30/20	08/06/20	08/11/20
19	656120567	0.00	4.20000%	0.00	4.20000%	8	06/24/21	06/24/21	--
24	656120587	17,540,285.62	4.92000%	17,540,285.62	4.92000%	10	05/06/20	05/06/20	08/11/20
28	306871028	13,459,746.66	4.71700%	13,459,746.66	4.71700%	10	04/01/20	04/01/20	06/11/20
29	656120561	11,609,844.38	4.64000%	11,609,844.38	4.64000%	10	04/06/20	04/06/20	08/11/20
Totals		80,219,863.66		80,219,863.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	306871010 06/16/23	37,321,818.17	525,000,000.00	37,557,156.72	235,338.55	37,557,156.72	37,321,818.17	0.00	0.00	0.00	0.00	0.00%
18	306871018 09/15/23	24,884,811.55	35,700,000.00	16,745,072.48	1,193,547.31	16,745,072.48	15,551,525.17	9,333,286.38	0.00	0.00	9,333,286.38	32.40%
27	656120568 04/16/21	14,879,713.97	15,700,000.00	12,304,011.32	221,043.26	12,304,011.32	12,082,968.06	2,796,745.91	0.00	154,149.70	2,642,596.21	16.51%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		77,086,343.69	576,400,000.00	66,606,240.52	1,649,929.12	66,606,240.52	64,956,311.40	12,130,032.29	0.00	154,149.70	11,975,882.59

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	306871010	06/16/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	306871018	09/15/23	0.00	0.00	9,333,286.38	0.00	0.00	9,333,286.38	0.00	0.00	9,333,286.38
27	656120568	08/16/24	0.00	0.00	2,642,596.21	0.00	0.00	(0.20)	0.00	0.00	2,642,596.21
		11/18/22	0.00	0.00	2,642,596.41	0.00	0.00	(30,566.15)	0.00	0.00
		08/17/22	0.00	0.00	2,673,162.56	0.00	0.00	(61,520.05)	0.00	0.00
		11/18/21	0.00	0.00	2,734,682.61	0.00	0.00	(53,770.80)	0.00	0.00
		09/17/21	0.00	0.00	2,788,453.41	0.00	0.00	(13,487.70)	0.00	0.00
		07/16/21	0.00	0.00	2,801,941.11	0.00	0.00	3,090.60	0.00	0.00
		05/17/21	0.00	0.00	2,798,850.51	0.00	0.00	2,104.60	0.00	0.00
		04/16/21	0.00	0.00	2,796,745.91	0.00	0.00	2,796,745.91	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	11,975,882.59	0.00	0.00	11,975,882.59	0.00	0.00	11,975,882.59

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	7,077.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	7,986.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	4,278.31	0.00	0.00	45,967.72	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,966.89	0.00	0.00	0.00	0.00	53,854.47	0.00	0.00	0.00	0.00
22A	0.00	0.00	1,098.38	0.00	0.00	0.00	0.00	14,911.65	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,407.52	0.00	0.00	45,967.72	0.00	68,766.12	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		139,141.36

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27